INCOME TAX - Disclosure of unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 25,226	$ 17,771
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	89,820	78,359
Deferred tax asset	17,096	10,469
Losses and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	28,082	28,082
Deferred tax asset	7,582	7,582
Other financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	16,951	15,314
Deferred tax asset	$ 2,288	$ 2,067